UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM 24F-2
               Annual Notice of  Securities Sold
                    Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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  1.   Name and address of issuer:
               J.P. Morgan Exchange-Traded Fund Trust
               277 Park Avenue
               New York, New York, 10172
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  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

               JPMorgan Diversified Alternatives ETF
               JPMorgan U.S. Dividend ETF
               JPMorgan U.S. Minimum Volatility ETF
               JPMorgan U.S. Momentum Factor ETF
               JPMorgan U.S. Quality Factor ETF
               JPMorgan U.S. Value Factor ETF
               JPMorgan Event Driven ETF
               JPMorgan Managed Futures Strategy ETF
               JPMorgan Long/Short ETF
               JPMorgan BetaBuilders Europe ETF
               JPMorgan BetaBuilders Japan ETF
               JPMorgan Diversified Return Global Equity ETF
               JPMorgan Diversified Return International Equity ETF
               JPMorgan Diversified Return Emerging Markets Equity ETF JPMorgan Diversified Return U.S. Equity ETF
               JPMorgan Diversified Return Europe Equity ETF
               JPMorgan Diversified Return International Currency Hedged ETF JPMorgan Diversified Return Europe Currency Hedged ETF JPMorgan Diversified Return U.S. Mid Cap Equity ETF
               JPMorgan Diversified Return U.S. Small Cap Equity ETF JPMorgan BetaBuilders Canada ETF
               JPMorgan BetaBuilders Developed Asia ex-Japan ETF
               JPMorgan BetaBuilders U.S. Equity ETF

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  3.   Investment Company Act File Number:      811-22903

       Securities Act File Number:              333-191837

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 4(a). Last day of the fiscal year for which this notice is filed:
               October 31, 2019

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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  5.   Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                           $8,801,573,057
                                                       ------------------

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                           $2,527,696,854
                                                       ------------------

       (iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:
                                                                       $0
                                                         ----------------


       (iv) Total available redemption credits
             [Add items 5(ii) and 5(iii)]:

                                               -           $2,527,696,854
                                                       ------------------
       (v) Net Sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i) ]

                                                           $6,273,876,203
                                                         ----------------

       (vi) Redemption credits available for use in future years
       -if Item 5(i) is less than Item 5(iv) [subtract Item
       5(iv) from Item 5(i)]:
                                                                       $0
                                                         ----------------

       (vii) Multiplier for determining registration fee (See
       Instruction C.9):
                                                                 0.0001298
                                                         ----------------

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
               (enter "0" if no fee is due):

                                               =              $814,349.13
                                                         ----------------

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  6.   Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
       (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                               +                       $0
                                                         ----------------
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  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                               =              $814,349.13
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  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       January 22, 2020

       Method of Delivery:
               [X] Wire Transfer
               [ ] Mail or other means


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       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                   /s/Shannon M. Gaines
       By (Signature and Title)*    Shannon M. Gaines, Assistant Treasurer


       Date:   January 22, 2020
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       *Please print the name and title of the signing officer below the signature.